Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment, Net
Property and equipment	¥ 22,601,840	¥ 11,599,241
Less: Accumulated depreciation	(6,901,232)	(4,131,352)
Less: Accumulated impairment	(41,942)	(68,373)
Total property, plant and equipment, net	15,658,666	7,399,516		$ 2,270,293
Depreciation expenses	2,874,912	1,702,559	¥ 1,041,011
Cost of sales
Property, Plant and Equipment, Net
Increase in depreciation expense	44,208
Mold and tooling
Property, Plant and Equipment, Net
Property and equipment	3,901,436	2,354,411
Leasehold improvements
Property, Plant and Equipment, Net
Property and equipment	3,408,731	1,876,294
Charging & battery swap equipment
Property, Plant and Equipment, Net
Property and equipment	3,393,603	2,279,893
Production facilities
Property, Plant and Equipment, Net
Property and equipment	3,252,362	831,776
Construction in process
Property, Plant and Equipment, Net
Property and equipment	3,114,345	1,304,548
Computer and electronic equipment
Property, Plant and Equipment, Net
Property and equipment	1,250,861	575,364
Purchased software
Property, Plant and Equipment, Net
Property and equipment	985,141	493,374
R&D equipment
Property, Plant and Equipment, Net
Property and equipment	939,586	552,956
Buildings and constructions
Property, Plant and Equipment, Net
Property and equipment	890,576	875,562
Corporate vehicles
Property, Plant and Equipment, Net
Property and equipment	473,602	180,157
Others
Property, Plant and Equipment, Net
Property and equipment	¥ 991,597	¥ 274,906